SHARE-BASED PAYMENTS (Details Narrative)		3 Months Ended		12 Months Ended
	Jul. 14, 2021 CAD ($) shares	Mar. 31, 2023 USD ($) shares	Mar. 31, 2022 USD ($)	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 USD ($)	Mar. 04, 2022 $ / shares	Feb. 02, 2022 $ / shares	Jul. 14, 2021 USD ($)	Jul. 14, 2021 $ / shares	Jan. 21, 2021 $ / shares
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share Price | (per share)						$ 5.00	$ 5.00		$ 3.50	$ 0.05
Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Shares Issued in Period | shares	1,001,242
Share Price | $ / shares									$ 3.50
Proceeds from Issuance of Warrants	$ 3,504,346
Warrants and Rights Outstanding								$ 500,620
Non-Employee [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested, Number of Shares | shares				155,000
Non-Employee [Member] | Selling, General and Administrative Expenses [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share-Based Payment Arrangement, Expense		$ 129,567	$ 80,706	$ 498,450	$ 355,334
Time Options [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested, Number of Shares | shares		324,160		350,883
Time Options [Member] | Non-Employee [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Unrecognized compensation expense		$ 453,529		$ 583,913